Liquidity risk - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	£ (121,754)	£ (114,561)
Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(121,781)	(114,548)
Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	27	(13)
Within 1 year £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,035)	(843)
Within 1 year £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,038)	(843)
Within 1 year £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3	0
1 to 2 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,289)	(2,112)
1 to 2 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,292)	(2,112)
1 to 2 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3	0
2 to 3 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,948)	(3,035)
2 to 3 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(1,951)	(3,035)
2 to 3 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3	0
3 to 4 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,450)	(3,537)
3 to 4 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,453)	(3,537)
3 to 4 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	3	0
4 to 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,990)	(3,667)
4 to 5 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(2,992)	(3,667)
4 to 5 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	2	0
Over 5 years £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(112,042)	(101,367)
Over 5 years £m | Liabilities arising from insurance and participating investment contracts
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	(112,055)	(101,354)
Over 5 years £m | Reinsurance contract liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Remaining contractual undiscounted cash outflows (inflows) that arise from contracts within scope of IFRS 17 that are liabilities	£ 13	£ (13)